Revenues	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Revenues
Note 25 - Revenues

By type of revenue:

	For year ended December 31,
	2020	2019	2018
	NIS millions

Revenues from equipment	878	932	904

Revenues from services
Cellular services	1,543	1,541	1,581
Land-line communications services	1,153	1,111	1,068
Other services	102	124	135
Total revenues from services	2,798	2,776	2,784
Total revenues	3,676	3,708	3,688